PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 - PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment, net as of December 31, 2025 and 2024:

	December 31,
(in thousands)	2025	2024
Office equipment	$117	$117
Property and equipment	117	117
Less: Accumulated depreciation	(27)	(4)
Property and equipment, net	$90	$113

Depreciation expense totaled $23 thousand and $4 thousand for the years ended December 31, 2025 and 2024, respectively, which is included within general and administrative expenses on the consolidated statements of operations and comprehensive loss.